Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000111026 [Member] | GMO Quality Fund Class VI [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000111026 [Member] | RIEF Strategic Partners Fund LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000111026 [Member] | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000111026 [Member] | Schwab Fundamental Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000111026 [Member] | GMO Equity Dislocation Investment Fund Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000111026 [Member] | AQR Large Cap Defensive Style Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000111026 [Member] | Baillie Gifford Emerging Markets Equities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000111026 [Member] | Viking Global Equities LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000111026 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000111026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000111026 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000111026 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000111026 [Member] | Private Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000111026 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111026 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000111026 [Member] | Foreign Collective Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156767 [Member] | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000156767 [Member] | MacKay Municipal Opportunities Fund LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156767 [Member] | MacKay Municipal Credit Opportunities Fund LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156767 [Member] | Puerto Rico Sales Tax Financing Corp Sales Tax Revenue 5 00 07 1 2058 Call 07 1 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | City of New York 5 25 03 1 2053 Call 03 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | Illinois Finance Authority 5 25 05 15 2048 Call 05 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | Port Authority of New York And New Jersey 5 00 10 15 2041 Call 10 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | Port of Portland Airport Revenue 5 25 07 1 2049 Call 07 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156767 [Member] | Port Authority of New York And New Jersey 5 00 12 1 2048 Call 12 1 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156767 [Member] | Regional Transportation District 5 00 11 1 2041 Call 11 1 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156767 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000156767 [Member] | Private Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156767 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156767 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000156767 [Member] | Closed End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156767 [Member] | Private Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156767 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162347 [Member] | GMO Equity Dislocation Investment Fund Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000162347 [Member] | GMO Benchmark Free Allocation Fund Class IV [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000162347 [Member] | Managed Fund Bridgewater Fund Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000162347 [Member] | JPMorgan Global Allocation Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000162347 [Member] | Millennium International Ltd Class GG [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000162347 [Member] | Lazard Rathmore Alternative Fund Class E [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000162347 [Member] | iShares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000162347 [Member] | Elliott Associates LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000162347 [Member] | Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000162347 [Member] | BlackRock Event Driven Equity Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000162347 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000162347 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000162347 [Member] | Private Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000162347 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162347 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000162347 [Member] | Foreign Collective Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000194824 [Member] | Vanguard Total Bond Market Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000194824 [Member] | PIMCO Income Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000194824 [Member] | Metropolitan West Total Return Bond Fund Plan Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000194824 [Member] | DoubleLine Total Return Bond Fund I Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000194824 [Member] | GMO Emerging Country Debt Fund Class VI [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000194824 [Member] | River Canyon Total Return Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000194824 [Member] | Vanguard Long Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000194824 [Member] | AG Direct Lending Fund IV Annex LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194824 [Member] | TPG Twin Brook Capital Income Fund I Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194824 [Member] | Vanguard High Yield Corporate Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194824 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000194824 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000194824 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194824 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194824 [Member] | Non traded Business Development Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194824 [Member] | Private Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%